SUPPLEMENT DATED MAY 27, 2005 TO THE
                          FIRST INVESTORS EQUITY FUNDS
                   STATEMENT OF ADDITIONAL INFORMATION PART I
                             DATED JANUARY 31, 2005
                                RELATING TO THE
                      FIRST INVESTORS SERIES FUND II, INC.
                              ALL-CAP GROWTH FUND
                              FOCUSED EQUITY FUND
                              GROWTH & INCOME FUND
                            MID-CAP OPPORTUNITY FUND
                  VALUE FUND (FORMERLY UTILITIES INCOME FUND)
                          FIRST INVESTORS SERIES FUND
                                 BLUE CHIP FUND
                            SPECIAL SITUATIONS FUND
                               TOTAL RETURN FUND
                       FIRST INVESTORS GLOBAL FUND, INC.



1. The reference to Dennis T. Fitzpatrick under the chart entitled "Officers Who Are Not Directors/Trustees" on page I-6 is hereby deleted.